Environmental Trust Funds	12 Months Ended
Dec. 31, 2024
Environmental Trust Funds [abstract]
Environmental trust funds	Environmental trust funds

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Balance at beginning of the year	109.6	98.8
Contributions	13.2	10.7
Interest earned	4.4	1.2
Translation adjustment	(2.0)	(1.1)
Balance at end of the year[1]	125.2	109.6
[1]The trust funds consist of term deposits amounting to US$22.2 million (2023: US$20.7 million) in South Africa, as well as secured cash deposits amounting to
US$103.0 million (2023: US$88.9 million) in Ghana.
These funds are intended to fund environmental rehabilitation obligations of the Group’s mines and are not available for general purposes of the Group. All income earned in these funds is re-invested or spent to meet these obligations. The obligations which these funds are intended to fund are included in environmental rehabilitation costs under non-current provisions (refer to note 28.1). Refer to note 37 for details on environmental obligation guarantees.